OTHER EQUITY AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2021
Other Equity And Reserves [Abstract]
Disclosure Of Detailed Information About Other Reserves [Table Text Block]
	2021	2020
	US$’000	US$’000

Treasury shares	(11,870)	(387)
Share compensation reserve	4,777	3,954
Hedging reserve	5,457	458
Translation reserve	(9,783)	(8,749)
Merger reserve	(12,649)	(18,354)
	(24,068)	(23,078)

Disclosure Of Treasury Shares Explanatory [Table Text Block]

Treasury shares

	Number of shares	Treasury Share
		US$’000

Balance at 1 January 2020	299,641	1,993
Reissued to employees under the Forfeitable Share Plan	(242,666)	(1,606)
Balance at 31 December 2020	56,975	387
Acquisition of shares	825,163	11,876
Reissued to employees under the Forfeitable Share Plan	(56,975)	(393)
Balance at 31 December 2021	825,163	11,870

Disclosure Of Detailed Information About Share Option Reserves [Table Text Block]

Share compensation reserve

	2021	2020
	US$’000	US$’000

Balance at 1 January	3,954	4,520
Share-based payments expenses	3,330	1,847
Treasury shares issued to employees under the Forfeitable Share Plan	(2,507)	(2,413)
Balance at 31 December	4,777	3,954

Disclosure of detailed information about share awards outstanding [Table Text Block]
Details of the share awards outstanding during the year are as follows:

Number of share awards:	2018 Award	2020 Award	2021 Award	Total
Outstanding at 1 January 2020	728,000	-	-	728,000
Issued during the year	-	225,000	-	225,000
Forfeited during the year	(40,000)	(20,000)	-	(60,000)
Awards vested to employees under the Forfeitable Share Plan	(242,667)	-	-	(242,667)
Outstanding at 31 December 2020	445,333	205,000	-	650,333
Issued during the year	-	-	516,000	516,000
Forfeited during the year	(1,333)	-	-	(1,333)
Awards vested to employees under the Forfeitable Share Plan	(223,332)	(80,500)	-	(303,832)
Outstanding at 31 December 2021	220,668	124,500	516,000	861,168

	US$	US$	US$
Fair value at grant date	10.18	2.90	11.85